Commitments and contingent liabilities - Schedule of Contingent Payments (Details) - Comet Therapeutics Inc. $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Asset acquisition, contingent consideration liability	$ 25,000
GLP Tox Study Initiation
Disclosure of contingent liabilities [line items]
Asset acquisition, contingent consideration liability	5,000
First dosing of the first subject in the first Clinical Trial
Disclosure of contingent liabilities [line items]
Asset acquisition, contingent consideration liability	5,000
First dosing of the first subject in a Pivotal Trial
Disclosure of contingent liabilities [line items]
Asset acquisition, contingent consideration liability	$ 15,000